Share-Based Compensation - Additional Information (Detail) - USD ($)							1 Months Ended		10 Months Ended	12 Months Ended
	Mar. 19, 2020	Aug. 14, 2019	Jan. 05, 2019	Nov. 28, 2018	Mar. 20, 2018	Mar. 17, 2015	Apr. 30, 2020	Mar. 20, 2019	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant										3,000,000
Granted, Number of shares	23,957						2,144	37,975		29,898
Vesting term										shares under the 2013 Plan to non-employee directors with a weighted average value of $12.04 per share. On November 28, 2018, the Company granted a further 5,000 shares to a newly appointed non-employee director with a weighted average value of $12.30. These restricted shares vest on the first anniversary of the grant date.
Restricted stock unit, vesting in period				5,000						89,888	83,045
Weighted average grant value per share, vested				$ 12.30						$ 12.25	$ 14.24
Share-based compensation costs										$ 1,321,205	$ 1,495,412	$ 1,173,580
Share-based compensation costs										$ 77,364
Share based compensation options exercisable										339,936
weighted average exercise price of share options exercisable										$ 21.40
weighted-average remaining contractual term of options outstanding										3 years 8 months 1 day
Shares granted forfieted		5,425							10,054	12,198	5,425
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)						4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)						6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized										$ 1,002,608	$ 1,774,202
Total compensation cost not yet recognized period for recognition											11 months 4 days	1 year 4 months 17 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized										$ 0	$ 0
Share-based compensation costs											$ 8,474	$ 99,902
Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares										27,125
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares							5,000	32,550
Weighted average value, per share					$ 12.04			$ 7.90		$ 11.06	$ 11.06
Restricted stock unit, vesting in period					29,898							28,194
Weighted average grant value per share, vested												$ 12.77
Share vested, total fair value										$ 114,739	$ 336,054	$ 325,641
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Intrinsic Value, Amount Per Share		$ 11.06
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average value, per share											$ 12.04
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares										48,147
Weighted average value, per share										$ 11.06	$ 15.80
Share vested, total fair value										$ 265,487	$ 60,300
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average value, per share										$ 12.04
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares					96,644			141,888		62,763
Weighted average value, per share										$ 12.77
Share vested, total fair value										$ 548,218
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares								17,240
Weighted average value, per share								$ 7.90
Employee [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting in period			6,000
Strike Price Per Share										$ 18.95